Redeemable Convertible Preferred Units and Equity - Class B common units reserved for issuance (Details) - Vacasa Holdings LLC - shares shares in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Conversion of outstanding Redeemable Convertible Preferred Units	292,201
Unit appreciation rights issued and outstanding	13,520
Conversion of Series D-1 convertible notes	119,796
Exercise and conversion of common unit warrants	5,430
Total	430,947
Unit Appreciation Rights ("UARs")
Temporary Equity [Line Items]
Conversion of outstanding Redeemable Convertible Preferred Units		292,201	288,798
Unit appreciation rights issued and outstanding	13,520	13,345	17,358
Series A preferred unit warrants outstanding			5,000
Conversion of Series D-1 convertible notes		114,820
Exercise and conversion of common unit warrants		7,453	7,453
Total		427,819	318,609